Summary of Significant Accounting Policies - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2016
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	16 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Building leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Building leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Capitalized software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Capitalized software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Other machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Other machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years